Debt (Details)				12 Months Ended
	Jun. 25, 2024 SGD ($)	Jun. 14, 2024 SGD ($)	Jun. 10, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Sep. 01, 2024	Jul. 01, 2024	Jun. 25, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 01, 2021	Sep. 01, 2021	Feb. 01, 2020
Debt [Line Items]
Loans				$ 6,028,791				$ 3,972,648
Principal convertible note				1,000,000
Consecutively days			10 days
Conversion price (in Dollars per share) | $ / shares			$ 0.00001
Percentage of volume weighted average price			85.00%
Loan term		5
Secured loan (in Dollars)		$ 500,000
Percentage of grantor discount rate	20.00%
Percentage of enlarged ordinary share capital	20.00%
Call option value (in Dollars)	$ 500,000
Issued share capital of divided (in Dollars)	$ 4,070,000
Ordinary shares issued							$ 1,542,748
Percentage of total number of issued ordinary shares or total assets	50.00%
Softbank Robotics Singapore Pte Ltd [Member]
Debt [Line Items]
Convertible note			$ 1,000,000
International Group Pte Ltd. [Member]
Debt [Line Items]
Bears interest rate							3.50%
Loan 1 [Member]
Debt [Line Items]
Loans				2,514,154				2,651,297
Bears interest rate											1.30%
Loan 1 [Member] | Bank Borrowings [Member]
Debt [Line Items]
Loans				1,689,025				1,801,718
Loan 2 [Member]
Debt [Line Items]
Loans				192,686
Bears interest rate										2.50%
Loan 2 [Member] | Bank Borrowings [Member]
Debt [Line Items]
Loans								488,841
Loan 3 [Member]
Debt [Line Items]
Loans				177,969				342,602
Bears interest rate									2.50%
Loan 4 [Member]
Debt [Line Items]
Loans				1,617,290
Legal mortgage				2,902,770
Money market loan				$ 372,150
Loan 4 [Member] | Top of range [member]
Debt [Line Items]
Loans								1,339,487
Bears interest rate				4.90%
Loan 4 [Member] | Bottom of range [member]
Debt [Line Items]
Bears interest rate				8.00%
Loan 5 [Member]
Debt [Line Items]
Loans				$ 1,064,773
Bears interest rate						3.90%
Loan 5 [Member] | Director [Member]
Debt [Line Items]
Loans				2,514,152
Loan 6 [Member]
Debt [Line Items]
Loans				$ 940,777
Bears interest rate				3.00%
Loan 7 [Member]
Debt [Line Items]
Loans				$ 346,971
Bears interest rate					3.50%